STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.4%
Adient	8,660	[a]	270,971
Dana	20,365	[a]	342,947
Gentex	32,760		1,067,976
Harley-Davidson	6,710	[b]	270,346
Thor Industries	3,500		337,785
Visteon	1,110	[a]	134,144
			2,424,169
Banks - 6.6%
Associated Banc-Corp	33,570		514,292
Bank of Hawaii	3,390	[b]	253,843
Bank OZK	4,640		129,734
Cathay General Bancorp	35,555		1,004,429
CIT Group	9,580		320,834
Comerica	6,120		301,104
Commerce Bancshares	1,070		70,577
East West Bancorp	7,140		305,021
Essent Group	11,100		486,846
First Citizens Bancshares, Cl. A	660		348,869
First Financial Bankshares	5,960		199,183
Glacier Bancorp	8,020		326,975
International Bancshares	12,550		406,745
KeyCorp	24,750		382,635
MGIC Investment	20,100		240,396
New York Community Bancorp	42,860		415,313
Prosperity Bancshares	3,660		229,958
Regions Financial	27,800		424,506
Western Alliance Bancorp	8,560		438,871
			6,800,131
Capital Goods - 11.2%
Acuity Brands	6,610	[b]	784,739
AGCO	3,810		352,463
Axon Enterprise	1,700	[a]	213,673
Carlisle	1,980		286,763
Colfax	6,260	[a,b]	225,861
Crane	6,350		441,515
Curtiss-Wright	6,435		741,698
Donaldson	5,130		273,121
Dycom Industries	2,750	[a]	172,865
EMCOR Group	9,415		811,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 11.2% (continued)
Fortune Brands Home & Security	2,930		244,655
GATX	1,150	[b]	91,724
Generac Holdings	3,570	[a]	769,692
Hubbell	1,970		318,332
ITT	9,030		655,849
Lennox International	500		143,915
Lincoln Electric Holdings	2,440		280,600
MasTec	6,935	[a,b]	393,284
Mercury Systems	960	[a]	68,371
Nordson	2,220	[a]	452,458
Owens Corning	2,780		202,579
Regal Beloit	4,730		563,059
Simpson Manufacturing	4,100		376,790
Sunrun	5,670	[a,b]	363,334
Teledyne Technologies	630	[a]	238,102
The Middleby	1,990	[a]	270,620
The Timken Company	11,430		839,419
Trex	4,850	[a,b]	362,877
Trinity Industries	5,330	[b]	121,791
Univar Solutions	9,610	[a]	172,019
Watsco	930		211,445
			11,444,998
Commercial & Professional Services - 2.6%
Clean Harbors	5,260	[a]	380,666
CoreLogic	3,680		285,200
FTI Consulting	2,150	[a]	225,793
Healthcare Services Group	5,680		134,446
Herman Miller	4,300		153,252
HNI	11,885		433,327
IAA	4,380	[a]	262,450
Insperity	3,020		258,210
Manpowergroup	3,320		287,678
Tetra Tech	2,250		268,312
			2,689,334
Consumer Durables & Apparel - 4.3%
Brunswick	5,690		424,702
Carter's	3,490	[a]	310,575
Deckers Outdoor	3,775	[a]	961,077
Helen of Troy	1,210	[a,b]	244,408
Polaris	5,690		546,240
PulteGroup	3,170		138,307
PVH	2,130	[a]	169,314
Tempur Sealy International	21,000	[a]	528,990
Toll Brothers	3,180		150,573

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Durables & Apparel - 4.3% (continued)
TopBuild	2,510	[a]	437,317
TRI Pointe Group	24,260	[a,b]	424,065
Whirlpool	510		99,251
			4,434,819
Consumer Services - 4.9%
Adtalem Global Education	4,760	[a]	136,279
Boyd Gaming	12,860	[a]	494,981
Caesars Entertainment	9,520	[a]	648,502
Churchill Downs	680	[b]	122,346
Domino's Pizza	1,000		392,570
Graham Holdings, Cl. B	670		299,503
Grand Canyon Education	2,910	[a]	242,898
Jack in the Box	4,655		428,213
Marriott Vacations Worldwide	1,180	[a]	150,249
Norwegian Cruise Line Holdings	6,100	[a,b]	139,507
Papa John's International	3,060		245,902
Penn National Gaming	7,310	[a,b]	511,700
Scientific Games	5,740	[a]	213,987
Service Corp. International	11,310		550,118
Strategic Education	820		76,990
Wingstop	640		81,478
WW International	2,870	[a]	84,694
Wyndham Destinations	5,690		239,321
			5,059,238
Diversified Financials - 3.5%
Aaron's Holdings	3,560		224,031
Eaton Vance	5,880		393,842
Evercore, Cl. A	1,230		111,844
FactSet Research Systems	780		260,333
Federated Hermes	11,690		313,760
Interactive Brokers Group, Cl. A	3,440		181,494
Janus Henderson Group	7,390		210,837
Jefferies Financial Group	15,470		351,633
OneMain Holdings	6,110		238,229
SEI Investments	17,370	[a]	916,267
Stifel Financial	5,180		358,974
			3,561,244
Energy - 2.2%
Antero Midstream	29,000		195,460
ChampionX	11,420	[a]	135,670
CNX Resources	10,690	[a]	100,593
EQT	12,640	[a]	188,083
Equitrans Midstream	11,410		93,106
Halliburton	10,590		175,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 2.2% (continued)
Helmerich & Payne	5,480		124,780
Marathon Oil	43,510		257,579
Murphy Oil	31,320	[b]	315,079
National Oilwell Varco	15,260	[a]	187,088
World Fuel Services	7,585		215,566
WPX Energy	32,700	[a]	232,824
			2,221,516
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings	7,890	[a]	323,411
Casey's General Stores	2,525		458,742
Sprouts Farmers Market	12,080	[a]	255,734
			1,037,887
Food, Beverage & Tobacco - 1.8%
Campbell Soup	3,130		156,563
Conagra Brands	2,690		98,346
Darling Ingredients	9,960	[a]	480,869
Flowers Foods	21,840		484,630
The Boston Beer Company, Cl. A	320	[a]	297,869
The Hain Celestial Group	4,140	[a]	159,390
TreeHouse Foods	3,260	[a]	134,084
			1,811,751
Health Care Equipment & Services - 6.1%
Acadia Healthcare	3,840	[a]	163,008
Amedisys	1,960	[a]	479,789
AmerisourceBergen	1,560		160,852
Cantel Medical	2,450		145,604
Chemed	1,490		712,592
DaVita	1,070	[a]	117,540
Globus Medical, Cl. A	3,640	[a]	218,691
Haemonetics	890	[a]	100,437
HealthEquity	1,960	[a]	140,512
Hill-Rom Holdings	5,905		560,148
ICU Medical	610	[a]	115,107
LHC Group	1,440	[a]	282,701
Masimo	1,165	[a]	296,481
McKesson	640		115,142
Molina Healthcare	2,380	[a]	485,829
Neogen	3,040	[a]	225,629
NuVasive	3,370	[a]	156,098
Patterson Companies	4,730		131,305
Quidel	2,350	[a,b]	458,367
Steris	5,150		998,121
Tenet Healthcare	7,250	[a]	227,868
			6,291,821

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - .6%
Nu Skin Enterprises, Cl. A	9,190		473,377
The Clorox Company	620		125,835
			599,212
Insurance - 4.1%
First American Financial	8,620		417,553
Globe Life	5,635		524,618
Kemper	6,990		523,900
Mercury General	2,920		129,852
Primerica	10,900		1,419,943
Reinsurance Group of America	2,910		335,465
Selective Insurance Group	4,340		268,299
The Hanover Insurance Group	4,140		465,129
White Mountains Insurance Group	150	[a]	144,000
			4,228,759
Materials - 5.2%
Avient	7,350		268,642
Compass Minerals International	1,960		122,422
Eagle Materials	5,350	[a]	486,796
Element Solutions	7,460		103,023
FMC	680		78,887
Graphic Packaging Holding	18,900		289,548
Ingevity	1,200	[a]	79,896
Louisiana-Pacific	8,230		281,713
Minerals Technologies	1,740		105,566
NewMarket	610		225,554
Reliance Steel & Aluminum	7,595		894,691
Royal Gold	2,070		228,673
RPM International	7,190		632,792
Sensient Technologies	990		71,003
Silgan Holdings	8,080		273,104
The Chemours Company	10,460		254,492
The Scotts Miracle-Gro Company	2,280		400,756
Valvoline	12,705		289,547
Worthington Industries	4,295		222,137
			5,309,242
Media & Entertainment - 2.5%
AMC Networks, Cl. A	7,510	[a,b]	247,605
Cable One	220		435,747
Cinemark Holdings	12,970	[a,b]	200,387
DISH Network, Cl. A	4,480	[a]	160,698
Lions Gate Entertainment, Cl. A	12,920	[a]	125,841
Take-Two Interactive Software	570	[a]	102,891
The Interpublic Group of Companies	4,600		102,488
The New York Times Company, Cl. A	11,810		506,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Media & Entertainment - 2.5% (continued)
TripAdvisor	4,040	[a]	105,444
World Wrestling Entertainment, Cl. A	2,130	[b]	91,675
Yelp	12,570	[a]	401,486
Zillow Group, Cl. C	860	[a]	92,717
			2,573,746
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Arrowhead Pharmaceuticals	3,980	[a,b]	248,869
Bio-Rad Laboratories, Cl. A	1,020	[a]	549,270
Bio-Techne	630		191,085
Catalent	5,010	[a]	481,661
Charles River Laboratories International	4,880	[a]	1,144,458
Emergent BioSolutions	2,610	[a]	213,837
Exelixis	16,860	[a]	323,038
Halozyme Therapeutics	3,640	[a]	142,324
Jazz Pharmaceuticals	2,480	[a]	348,961
Ligand Pharmaceuticals	730	[a,b]	61,590
Medpace Holdings	1,190	[a]	152,748
Mettler-Toledo International	250	[a]	287,510
PRA Health Sciences	3,760	[a]	421,872
Prestige Consumer Healthcare	4,550	[a]	161,844
Repligen	2,020	[a]	383,133
Syneos Health	3,920	[a]	258,093
United Therapeutics	770	[a]	102,133
			5,472,426
Real Estate - 9.2%
Brandywine Realty Trust	65,420	[c]	728,125
Camden Property Trust	3,530	[c]	348,870
CoreSite Realty	880	[c]	110,343
Corporate Office Properties Trust	33,600	[c]	894,768
Cousins Properties	13,230	[c]	442,014
CyrusOne	1,390	[c]	97,175
EastGroup Properties	3,550	[c]	483,971
Equity Lifestyle Properties	1,230	[c]	72,066
First Industrial Realty Trust	33,525	[c]	1,404,027
Gaming & Leisure Properties	1,833	[c]	76,143
Healthcare Realty Trust	9,090	[c]	268,155
Highwoods Properties	12,170	[c]	466,111
Lamar Advertising, Cl. A	12,050	[c]	959,300
Life Storage	3,640	[c]	399,381
Omega Healthcare Investors	12,760	[c]	449,407
Physicians Realty Trust	14,350	[c]	248,972
PS Business Parks	7,065	[c]	931,167
Sabra Health Care REIT	16,110	[c]	265,493
Service Properties Trust	20,010	[c]	237,319

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 9.2% (continued)
Weingarten Realty Investors	26,980	[c]	564,152
			9,446,959
Retailing - 3.9%
AutoNation	4,120	[a]	252,515
Dick's Sporting Goods	5,330		302,797
Etsy	1,030	[a]	165,521
Foot Locker	5,910		221,034
Kohl's	10,300	[a]	331,660
Lithia Motors, Cl. A	1,410		407,913
Murphy USA	1,660		212,812
Nordstrom	6,740	[a,b]	174,701
Ollie's Bargain Outlet Holdings	3,610	[a,b]	317,897
Pool	1,470		508,782
RH	1,360	[a,b]	616,298
Williams-Sonoma	4,940		540,782
			4,052,712
Semiconductors & Semiconductor Equipment - 6.1%
Cirrus Logic	7,110	[a]	569,511
Enphase Energy	6,790	[a]	927,310
First Solar	4,340	[a]	405,486
MKS Instruments	1,560		215,249
Monolithic Power Systems	2,450		783,902
Qorvo	960	[a]	150,413
Semtech	6,200	[a]	418,314
Silicon Laboratories	3,915	[a]	458,877
SolarEdge Technologies	2,600	[a]	722,748
Synaptics	2,560	[a]	199,091
Teradyne	11,810		1,303,115
Universal Display	640		146,586
			6,300,602
Software & Services - 6.1%
Alliance Data Systems	4,990		364,969
CACI International, Cl. A	2,385	[a]	565,937
CDK Global	3,120		149,448
Ceridian HCM Holding	3,300	[a]	318,186
Fair Isaac	1,910	[a]	903,010
Fortinet	960	[a]	118,301
J2 Global	7,630	[a,b]	683,724
KBR	13,755		381,976
Leidos Holdings	2,595		261,316
Manhattan Associates	3,420	[a]	349,661
Paylocity Holding	2,230	[a]	438,418
PTC	6,040	[a]	651,414
Qualys	2,700	[a]	256,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 6.1% (continued)
Teradata	5,430	[a]	119,080
WEX	4,240	[a]	734,538
			6,296,505
Technology Hardware & Equipment - 4.8%
Arrow Electronics	3,940	[a]	361,101
Avnet	6,220		188,777
Ciena	13,020	[a]	583,296
Cognex	7,030		528,234
II-VI	5,280	[a,b]	357,192
InterDigital	4,140		248,027
Jabil	3,200		122,304
Lumentum Holdings	4,510	[a]	389,574
NCR	13,720	[a]	379,632
NETSCOUT Systems	5,960	[a]	139,583
SYNNEX	2,370	[a]	379,935
Trimble	10,320	[a]	617,858
Zebra Technologies, Cl. A	1,600	[a]	605,472
			4,900,985
Telecommunication Services - .1%
Telephone & Data Systems	6,090		115,588
Transportation - 1.5%
Avis Budget Group	7,410	[a]	260,610
Kansas City Southern	480		89,362
Old Dominion Freight Line	1,260		256,234
Schneider National, Cl. B	3,420		71,478
Werner Enterprises	4,840		193,552
XPO Logistics	5,940	[a]	633,679
			1,504,915
Utilities - 3.7%
Hawaiian Electric Industries	10,930		391,622
IDACORP	11,175		1,012,231
MDU Resources Group	18,975		473,236
NorthWestern	2,580		149,640
OGE Energy	26,360		853,800
ONE Gas	6,460		511,503
Spire	5,930		379,283
			3,771,315
Total Common Stocks (cost $85,457,878)			102,349,874

	1-Day Yield (%)
Investment Companies - ..3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $304,288)	0.10	304,288	[d]	304,288

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $703,136)	0.10	703,136	[d]	703,136
Total Investments (cost $86,465,302)		100.7%		103,357,298
Liabilities, Less Cash and Receivables		(.7%)		(705,848)
Net Assets		100.0%		102,651,450

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $7,461,358 and the value of the collateral was $7,790,398, consisting of cash collateral of $703,136 and U.S. Government & Agency securities valued at $7,087,262.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	102,349,874	-	-	102,349,874
Investment Companies	1,007,424	-	-	1,007,424

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $16,891,996, consisting of $20,292,394 gross unrealized appreciation and $3,400,398 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.